Commitments, Significant Contracts and Contingencies (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) mo shares	Aug. 31, 2017 USD ($) mo shares	Aug. 31, 2016 USD ($) mo d $ / shares CAD / mo shares	Aug. 31, 2016 CAD mo d CAD / mo shares
Commitments, Significant Contracts And Contingencies 1 | CAD				CAD 12,500
Commitments, Significant Contracts And Contingencies 2 | CAD / mo			15,000	15,000
Commitments, Significant Contracts And Contingencies 3 | $			$ 1,000,000
Commitments, Significant Contracts And Contingencies 4 | CAD / mo			15,000	15,000
Commitments, Significant Contracts And Contingencies 5			550,000	550,000
Commitments, Significant Contracts And Contingencies 6			90	90
Commitments, Significant Contracts And Contingencies 7			500,000	500,000
Commitments, Significant Contracts And Contingencies 8			462,000	462,000
Commitments, Significant Contracts And Contingencies 9 | $			$ 16,000
Commitments, Significant Contracts And Contingencies 10			300,000	300,000
Commitments, Significant Contracts And Contingencies 11 | mo			18	18
Commitments, Significant Contracts And Contingencies 12			300,000	300,000
Commitments, Significant Contracts And Contingencies 13			252,000	252,000
Commitments, Significant Contracts And Contingencies 14 | $			$ 6,240
Commitments, Significant Contracts And Contingencies 15 | $			$ 200,000
Commitments, Significant Contracts And Contingencies 16			60	60
Commitments, Significant Contracts And Contingencies 17			100,000	100,000
Commitments, Significant Contracts And Contingencies 18 | mo			24	24
Commitments, Significant Contracts And Contingencies 19 | $			$ 200,000
Commitments, Significant Contracts And Contingencies 20			60	60
Commitments, Significant Contracts And Contingencies 21			50,000	50,000
Commitments, Significant Contracts And Contingencies 22			24	24
Commitments, Significant Contracts And Contingencies 23 | mo			12	12
Commitments, Significant Contracts And Contingencies 24 | $			$ 500,000
Commitments, Significant Contracts And Contingencies 25			200,000	200,000
Commitments, Significant Contracts And Contingencies 26 | mo			12	12
Commitments, Significant Contracts And Contingencies 27 | mo			24	24
Commitments, Significant Contracts And Contingencies 28 | $			$ 500,000
Commitments, Significant Contracts And Contingencies 29			100,000	100,000
Commitments, Significant Contracts And Contingencies 30			250,000	250,000
Commitments, Significant Contracts And Contingencies 31			210,000	210,000
Commitments, Significant Contracts And Contingencies 32 | $			$ 4,000
Commitments, Significant Contracts And Contingencies 33			250,000	250,000
Commitments, Significant Contracts And Contingencies 34 | CAD / mo			826	826
Commitments, Significant Contracts And Contingencies 35			90	90
Commitments, Significant Contracts And Contingencies 36 | $			$ 45,000
Commitments, Significant Contracts And Contingencies 37			10.00%	10.00%
Commitments, Significant Contracts And Contingencies 38 | d			30	30
Commitments, Significant Contracts And Contingencies 39			250,000	250,000
Commitments, Significant Contracts And Contingencies 40			250,000	250,000
Commitments, Significant Contracts And Contingencies 41 | $ / shares			$ 0.08
Commitments, Significant Contracts And Contingencies 42			250,000	250,000
Commitments, Significant Contracts And Contingencies 43			3.00%	3.00%
Commitments, Significant Contracts And Contingencies 1		100,000
Commitments, Significant Contracts And Contingencies 2 | $		$ 200,000
Commitments, Significant Contracts And Contingencies 3		60
Commitments, Significant Contracts And Contingencies 4 | mo		12
Commitments, Significant Contracts And Contingencies 5		50,000
Commitments, Significant Contracts And Contingencies 6 | $		$ 200,000
Commitments, Significant Contracts And Contingencies 7		60
Commitments, Significant Contracts And Contingencies 8 | $		$ 500,000
Commitments, Significant Contracts And Contingencies 9		200,000
Commitments, Significant Contracts And Contingencies 10 | mo		12
Commitments, Significant Contracts And Contingencies 11		100,000
Commitments, Significant Contracts And Contingencies 12		250,000
Commitments, Significant Contracts And Contingencies 13 | $		$ 200,000
Commitments, Significant Contracts And Contingencies 14		60
Commitments, Significant Contracts And Contingencies 15		100,000
Commitments, Significant Contracts And Contingencies 16		50,000
Commitments, Significant Contracts And Contingencies 17		12
Commitments, Significant Contracts And Contingencies 18 | $		$ 500,000
Commitments, Significant Contracts And Contingencies 19		200,000
Commitments, Significant Contracts And Contingencies 20 | $		$ 500,000
Commitments, Significant Contracts And Contingencies 21		100,000
Commitments, Significant Contracts And Contingencies 1	100,000
Commitments, Significant Contracts And Contingencies 2 | $	$ 200,000
Commitments, Significant Contracts And Contingencies 3	60
Commitments, Significant Contracts And Contingencies 4 | mo	12
Commitments, Significant Contracts And Contingencies 5	50,000
Commitments, Significant Contracts And Contingencies 6 | $	$ 200,000
Commitments, Significant Contracts And Contingencies 7	60
Commitments, Significant Contracts And Contingencies 8 | $	$ 500,000
Commitments, Significant Contracts And Contingencies 9	200,000
Commitments, Significant Contracts And Contingencies 10 | mo	12
Commitments, Significant Contracts And Contingencies 11	100,000
Commitments, Significant Contracts And Contingencies 12	250,000
Commitments, Significant Contracts And Contingencies 13 | $	$ 200,000
Commitments, Significant Contracts And Contingencies 14	60
Commitments, Significant Contracts And Contingencies 15	100,000
Commitments, Significant Contracts And Contingencies 16	50,000
Commitments, Significant Contracts And Contingencies 17	12
Commitments, Significant Contracts And Contingencies 18 | $	$ 500,000
Commitments, Significant Contracts And Contingencies 19	200,000
Commitments, Significant Contracts And Contingencies 20 | $	$ 500,000
Commitments, Significant Contracts And Contingencies 21	100,000